Federated Hermes International Small-Mid Company Fund Expense Example, No Redemption - Federated Hermes International Small-Mid Company Fund	Nov. 30, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 695
Expense Example, No Redemption, 3 Years	1,001
Expense Example, No Redemption, 5 Years	1,328
Expense Example, No Redemption, 10 Years	2,252
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	229
Expense Example, No Redemption, 3 Years	706
Expense Example, No Redemption, 5 Years	1,210
Expense Example, No Redemption, 10 Years	2,407
IS
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	128
Expense Example, No Redemption, 3 Years	400
Expense Example, No Redemption, 5 Years	692
Expense Example, No Redemption, 10 Years	$ 1,523